Pension Plans	12 Months Ended
Mar. 31, 2012
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥56,390	¥58,589	$713
Service cost	3,104	3,049	37
Interest cost	1,355	1,339	16
Actuarial loss	1,147	3,170	39
Foreign currency exchange rate change	(415)	(35)	(0)
Benefits paid	(2,423)	(2,195)	(27)
Plan Settlements	(231)	0	0
Other	(338)	(198)	(2)

Benefit obligation at end of year	58,589	63,719	776

Change in plan assets:
Fair value of plan assets at beginning of year	85,967	85,396	1,039
Actual return on plan assets	(449)	108	1
Employer contribution	2,556	2,542	31
Benefits paid	(2,362)	(2,090)	(25)
Foreign currency exchange rate change	(277)	(11)	(0)
Plan settlements	(39)	0	0

Fair value of plan assets at end of year	85,396	85,945	1,046

The funded status of the plans	¥26,807	¥22,226	$270

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥29,125	¥24,459	$298
Accrued benefit liability included in accrued expenses	(2,318)	(2,233)	(28)

Net amount recognized	¥26,807	¥22,226	$270

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2011 and 2012 consisted of:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Net prior service credit	¥8,910	¥7,697	$94
Net actuarial loss	(27,257)	(31,120)	(379)
Net transition obligation	(382)	(325)	(4)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(18,729)	¥(23,748)	¥(289)

The estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost in 2013 are ¥1,166 million ($14 million), ¥1,496 million ($18 million) and ¥56 million ($1 million), respectively.

The accumulated benefit obligations for all defined benefit pension plans were ¥52,701 million and ¥56,766 million ($691 million), respectively, at March 31, 2011 and 2012.

The aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥4,631 million, ¥4,384 million and ¥2,375 million, respectively, at March 31, 2011 and ¥5,210 million ($63 million), ¥4,898 million ($60 million) and ¥3,019 million ($37 million), respectively, at March 31, 2012.

Net pension cost of the plans for fiscal 2010, 2011 and 2012 consists of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Service cost	¥3,255	¥3,104	¥3,049	$37
Interest cost	1,265	1,355	1,339	16
Expected return on plan assets	(1,747)	(2,025)	(2,019)	(25)
Amortization of transition obligation	(3)	(4)	56	1
Amortization of net actuarial loss	2,098	1,036	1,218	15
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Plan curtailments and settlements	3	0	0	0

Net periodic pension cost	¥3,662	¥2,273	¥2,450	$30

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are summarized as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Current year actuarial gain (loss)	¥11,275	¥(3,446)	¥(5,144)	$(63)
Amortization of net actuarial loss	2,098	1,036	1,218	15
Prior service credit due to amendments	(183)	8	7	0
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Amortization of transition obligation	(3)	(4)	56	1
Plan curtailments and settlements	3	0	18	0
Foreign currency exchange rate change	69	166	19	0

Total recognized in other comprehensive income (loss), pre-tax	¥12,050	¥(3,433)	¥(5,019)	$(61)

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.9%	2.1%	2.1%
Rate of increase in compensation levels	5.8%	5.9%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate.	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	7.1%	6.0%	5.5%
Rate of increase in compensation levels	0.6%	0.8%	0.8%
Expected long-term rate of return on plan assets	8.1%	8.1%	7.2%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets, and ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The three levels of input used to measure fair value are described in Note 2.

The fair value of pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Japanese companies*1	¥1,016	¥1,016	¥0	¥0
Pooled funds*2	18,690	0	18,690	0
Other than Japan
Pooled funds*3	11,864	0	11,864	0

Debt securities:
Japan
Pooled funds*4	25,468	0	25,468	0
Other than Japan
Asset backed securities	1,076	0	1,076	0
Pooled funds*5	7,655	0	7,655	0

Alternative investments:
Pooled funds*6	11,633	0	6,685	4,948

Other assets:
Life insurance company general accounts*7	5,386	0	5,386	0
Others*8	2,608	0	2,608	0

	¥85,396	¥1,016	¥79,432	¥4,948

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
*2	These funds invest in listing shares.
*3	These funds invest in listing shares.
*4	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*5	These funds invest mainly in foreign government bonds.
*6	These funds invest in hedge funds as alternative investments.
*7	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*8	Others include mainly short-term instruments.

At March 31, 2011, our policy for the portfolio of plans consisted of four major components: approximately 40% was invested in equity securities, approximately 40% was invested in debt securities, approximately 10% was invested in alternative investments and approximately 10% was invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0

Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0

Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	$114	$0	$114	$0
Other than Japan
Pooled funds*2	144	0	144	0

Debt securities:
Japan
Pooled funds*3	306	0	306	0
Other than Japan
Municipal bonds	34	0	34	0
Pooled funds*4	157	0	157	0

Other assets:
Life insurance company general accounts*5	210	0	210	0
Others*6	81	0	81	0

	$1,046	$0	$1,046	$0

*1	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2012, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets.

Level 1 assets are comprised principally of equity securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value. Level 3 assets are comprised of pooled funds that invest in hedge funds that are measured at their net asset values. However, the hedge funds are not redeemable at the net asset values at the measurement date or within a near term after the measurement date.

The following table represents the reconciliation for the Level 3 plan assets during fiscal 2011 and 2012:

	Alternative investments
	Pooled funds
	2011	2012	2012
	Millions of yen	Millions of yen	Millions of U.S. dollars
Balance at beginning of year	¥4,728	¥4,948	$60
Realized and unrealized return on plan assets	220	18	0
Purchases, sales and redemptions, net	0	(4,966)	(60)

Balance at end of year	¥4,948	¥0	$0

The Company and certain subsidiaries expect to contribute ¥2,736 million ($33 million) to pension plans during the year ending March 31, 2013.

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,832	$22
2014	1,437	17
2015	1,536	19
2016	1,652	20
2017	1,775	22
2018-2022	11,460	140

Total	¥19,692	$240

The cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended March 31, 2010, 2011 and 2012 were ¥1,305 million, ¥1,578 million and ¥1,409 million ($17 million), respectively.